Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Net loss from continuing operations		$ (5,286,128)	$ (5,882,647)	[1]	$ (28,742,278)	[1]
Adjustments for:
Depreciation		3,114,211	2,922,509	[2]	4,242,246	[2]
Amortization of intangible assets		171,673	193,705	[2]	752,453	[2]
Provision for obsolete inventories				[2]	3,797,552	[2]
Impairment loss on fixed assets				[2]	3,682,789	[2]
Stock-based compensation expense		1,350,800	1,849,356	[1]	1,101,800	[1]
Impairment loss on intangible assets			188,797	[2]	3,713,551	[2]
Impairment loss on goodwill			30,575	[2]	2,267,583	[2]
Allowance for expected credit losses on a related party receivable				[2]	5,637,527	[2]
Netting off related parties’ balances			(690,487)	[2]		[2]
Finance (income)/costs, net		(471,374)	(338,887)	[2]	649,517	[2]
Deferred income taxes		(78,792)	(125,925)	[2]	434,315	[2]
Provision for expected credit loss on trade receivables and other receivables, net		16,995	210,437	[2]	96,877	[2]
Increase in provision for withholding tax receivables		149,838	4,339	[2]	683,344	[2]
Loss/(Gain) from fixed assets disposal		12,273	(21,644)	[2]	208,093	[2]
Changes in operating assets and liabilities:
Decrease/(Increase) in trade and other receivables		739,667	(323,718)	[2]	(395,602)	[2]
Increase in other current assets		(88,241)	(629,406)	[2]	(242,706)	[2]
(Increase)/Decrease in restricted cash		(705,069)	249,146	[2]	(409,521)	[2]
(Increase)/Decrease in inventories		(14,411)	(6,528)	[2]	675,763	[2]
Decrease in amount due from related parties				[2]	424,979	[2]
Decrease/(Increase) in other non-current assets		724,026	(582,712)	[2]	33,924	[2]
(Decrease)/Increase in trade payables and other current liabilities		(46,130)	(597,155)	[2]	713,513	[2]
Decrease in amount due to related parties				[2]	(956,294)	[2]
Increase in withholding taxes receivable		(780,352)	(146,855)	[2]	(192,502)	[2]
Increase in provision for employee benefits		163,559	275,265	[2]	34,534	[2]
Net cash used in operating activities - continuing operations		(1,027,455)	(3,421,835)	[2]	(1,788,543)	[2]
Net cash (used in)/provided by operating activities - discontinued operations		(277,741)	96,236	[2]	187,321	[2]
Net cash used in operating activities		(1,305,196)	(3,325,599)	[2]	(1,601,222)	[2]
Cash flows from investing activities
Acquisition of property, plant and equipment		(345,149)	(237,367)	[2]	(2,095,319)	[2]
Proceeds from disposal of property, plant and equipment		33,717	23,647	[2]		[2]
Acquisition of intangible assets		(2,837)	(61,995)	[2]	(18,476)	[2]
Interest received		627,845	511,292	[2]		[2]
Payments for financial assets at amortized cost		(77,100)		[2]		[2]
Net cash provided by/(used in) investing activities - continuing operations		236,476	235,577	[2]	(2,113,795)	[2]
Net cash used in investing activities - discontinued operations		(4,886)	(35,191)	[2]	(11,750)	[2]
Net cash provided by/(used in) investing activities		231,590	200,386	[2]	(2,125,545)	[2]
Cash flows from financing activities
Proceeds from issue of shares		6,604,094	10,399,732	[2]	20,867,386	[2]
Proceeds from exercise of warrants				[2]	506,692	[2]
Cash repayment of a convertible note				[2]	(554,238)	[2]
Cash paid for the cancellation of fractional shares				[2]	(49,664)	[2]
Proceeds from borrowings				[2]	1,725,465	[2]
Repayment of borrowings		(46,884)	(3,506,646)	[2]	(2,860,585)	[2]
Payment of lease liabilities		(3,257,910)	(2,043,529)	[2]	(2,652,150)	[2]
Net cash provided by financing activities - continuing operations		3,299,300	4,849,557	[2]	16,982,906	[2]
Net cash (used in)/provided by financing activities - discontinued operations			(141,707)	[2]	140,019	[2]
Net cash provided by financing activities		3,299,300	4,707,850	[2]	17,122,925	[2]
Net increase in cash and cash equivalents		2,225,694	1,582,637	[2]	13,396,158	[2]
Effect of movements in exchange rates on cash held		415,306	89,916	[2]	(62,928)	[2]
Cash and cash equivalents at beginning of year	[2]	21,936,422	20,263,869		6,930,639
Cash and cash equivalents at end of year (Note 4)		24,577,422	21,936,422	[2]	20,263,869	[2]
Non-cash investing and financing activities
Equity portion of the settlement of a borrowing from a third party				[2]	15,914,615	[2]
Equity portion of purchase consideration paid for acquisition of fixed and intangible assets				[2]	$ 1,848,000	[2]

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.